Investments in Associates and Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2023
Investment In Associates And Joint Ventures [Line Items]
Disclosure of Detailed Information of Investments in Associates and Joint Ventures

As at December 31, 2023 and 2022, this account consists of:

	2023	2022
	(in million pesos)
Carrying value of investments in associates:
MediaQuest PDRs	9,260	9,855
MIH	7,250	7,959
Appcard, Inc., or Appcard	108	108
PG1	—	—
Asia Outsourcing Beta Limited, or Beta	—	—
AF Payments, Inc., or AFPI	—	—
	16,618	17,922
Carrying value of investments in joint ventures:
VTI, Bow Arken and Brightshare	33,649	33,584
Telecommunications Connectivity, Inc., or TCI	41	40
PFC	—	—
VFC	—	—
	33,690	33,624
Total carrying value of investments in associates and joint ventures	50,308	51,546

Changes in the cost of investments for the years ended December 31, 2023 and 2022 are as follows:

	2023	2022
	(in million pesos)
Balances at beginning of the year	63,020	61,986
Additions during the year	1,636	3,514
Disposals	—	(2,421)
Translation and other adjustments	2	(59)
Balances at end of the year	64,658	63,020

Changes in the accumulated impairment losses for the years ended December 31, 2023 and 2022 are as follows:

	2023	2022
	(in million pesos)
Balances at beginning of the year	2,805	2,755
Additions during the year (Note 4)	70	50
Balances at end of the year	2,875	2,805

Disclosure Of Changes In Accumulated Equity Share In Net Earnings Of Associates And Joint Ventures Explanatory

Changes in the accumulated equity share in net earnings (losses) of associates and joint ventures as at December 31, 2023 and 2022 are as follows:

	2023	2022
	(in million pesos)
Balances at beginning of the year	(8,669)	(5,867)
Share in the other comprehensive loss of associates and joint ventures accounted for using the equity method	—	(6)
Disposals	—	(37)
Equity share in net earnings (losses) of associates and joint ventures:	(2,806)	(3,304)
VTI, Bow Arken and Brightshare	66	74
Appcard	—	(2)
PG1	—	(124)
TCI	—	1
Multisys	—	(95)
VFC	(2)	(1)
PFC	(2)	(2)
MediaQuest PDRs	(595)	(129)
MIH	(2,273)	(3,026)
Translation and other adjustments	—	545
Balances at end of the year	(11,475)	(8,669)

Summary of Subscription Agreements

The following summarizes the subscription agreements entered into by PCEV with MIH:

Date	Number of Shares Sold	Number of Shares	Total Consideration	PCEV's Equity Interest
		(in millions)
March 14, 2018	Acquisition of Ordinary Shares	53.4	465	100%
March 14, 2018	Subscription of Ordinary Shares	95.9	3,806	100%
December 31, 2020	Conversion of notes to Class A2 preference shares	7.9	544	44%
March 12, 2021	Exercise of warrants to subscribe Class A2 preference shares	6.7	447	42%
June 11, 2021	Subscription to Class B convertible preferred shares	15.6	1,218	38%
April 7, 2022	Subscription to Class C convertible preferred shares	27.2	3,252	37%
December 13, 2023	Subscription to Class C2 convertible preferred shares	19.0	2,412	37%

Summary of Identifiable Assets and Liabilities at Date of Acquisition

The fair values of the identifiable assets and liabilities of Multisys at the date of acquisition are as follows:

Fair Values Recognized on Acquisition
(in million pesos)
Assets:
Property and equipment – net	100
Right-of-use assets – net	57
Intangible assets – net
Technologies	449
Customer contracts and relationships	220
Deferred tax assets – net	217
Work-in-progress	77
Other current assets	248
Cash and cash equivalents	55
Trade and other receivables – net	261
Total assets	1,684

Liabilities:
Trade and other payables	242
Deferred tax liability	96
Lease liability	46
Retirement benefit obligation	7
Total liabilities	391
1,293
Goodwill from the acquisition (Note 14)	1,565
Total identifiable assets acquired	2,858
Non-controlling interest	633
Purchase consideration transferred	2,225

Cash paid	248
Fair value of previous interest	1,977
2,225

Summary of Common B Shares Subscription

Below is the summary of common B shares subscription at Php0.10 per share, representing 60% voting rights and 1.48% economic interest in the Bank HoldCos:

Date	Number of Shares Acquired
(in millions)
September 24, 2021	8.9
January 20, 2022	6.2
July 29, 2022	2.7
February 17, 2023	8.0
May 30, 2023	2.7
August 28, 2023	7.1
December 21, 2023	1.8

On February 15, 2024, PCEV entered into another subscription agreements with VFC and PFC to subscribe to 5.3 million Common B Shares each at a subscription price of Php0.10 per share, representing 60% voting rights and 1.48% economic interest in the Bank HoldCos.

PG1 [Member]
Investment In Associates And Joint Ventures [Line Items]
Summarized Financial Information of PG1

The summarized financial information of PG1 as at and for the years ended December 31, 2023 and 2022 is shown below:

	2023	2022
	(in million pesos)
Statement of Financial Position:
Noncurrent assets	3,103	3,283
Current assets	155	123
Noncurrent liabilities	3,152	3,146
Current liabilities	1,210	847
Deficit	1,104	587

Income Statement:
Revenues	53	50
Depreciation and amortization	227	107
Net loss / Total comprehensive loss	(491)	(117)
Equity share in net losses of PG1	(235)	(56)

VTI, Bow Arken and Brightshare [Member]
Investment In Associates And Joint Ventures [Line Items]
Summarized Financial Information of VTI Bow Arken and Brightshare

The table below presents the summarized financial information of VTI, Bow Arken and Brightshare as at December 31, 2023 and 2022, and for the years ended December 31, 2023, 2022 and 2021:

	2023	2022
	(in million pesos)
Statements of Financial Position:
Noncurrent assets	78,046	77,543
Current assets	4,375	4,617
Noncurrent liabilities	9,186	9,264
Current liabilities	2,174	2,260
Equity	71,061	70,636
Carrying amount of assets in VTI, Bow Arken and Brightshare	33,649	33,584
Additional Information:
Cash and cash equivalents	2,387	2,733
Current financial liabilities (1)	72	142

(1) Excluding trade, other payables and provisions.

	2023	2022	2021
		(in million pesos)
Income Statements:
Revenues	4,344	4,033	3,772
Depreciation and amortization	1,685	1,569	1,490
Interest income	111	45	16
Provision for income tax	186	178	174
Net income / Total comprehensive income	132	148	157
PLDT's share	66	74	79
CREATE adjustment	—	—	892
Equity share in net income of VTI, Bow Arken and Brightshare	66	74	971

Carrying Value of Investments

The carrying value of PLDT’s investment in VTI, Bow Arken and Brightshare as at December 31, 2023 and 2022 are as follows:

	2023	2022
	(in million pesos)
VTI, Bow Arken and Brightshare equity	71,061	70,636
PLDT's share	50%	50%
Share in net assets of VTI, Bow Arken and Brightshare	35,530	35,318
Share in adjustment based on liability and ETPI net cash balance	442	442
Reimbursements	(239)	(230)
Share in SMC's advances in VTI, Bow Arken and Brightshare	(840)	(840)
Non-controlling interests	(1,055)	(952)
Others	(189)	(154)
Carrying amount of interest in VTI, Bow Arken and Brightshare	33,649	33,584

Satventures, Inc. [Member]
Investment In Associates And Joint Ventures [Line Items]
Summarized Financial Information of Associates

The table below presents the summarized financial information of Satventures and subsidiaries as at December 31, 2023 and 2022, and for the years ended December 31, 2023, 2022 and 2021:

	2023	2022
	(in million pesos)
Statements of Financial Position:
Noncurrent assets	22,153	21,910
Current assets	7,974	8,612
Noncurrent liabilities	1,682	2,418
Current liabilities	12,976	11,706
Equity	15,469	16,398
Carrying amount of interest in Satventures	9,260	9,855
Additional Information:
Cash and cash equivalents	797	688
Current financial liabilities(1)	2,635	986
Noncurrent financial liabilities(1)	469	1,148

(1)
Excluding trade, other payables and provisions.

	2023	2022	2021
		(in million pesos)
Income Statements:
Revenues	8,637	11,189	11,467
Depreciation and amortization	1,304	1,424	1,268
Interest income	(46)	(3)	2
Interest expense	281	212	219
Provision for income tax	(334)	16	200
Net income (loss) / Total comprehensive income (loss)	(929)	(203)	110
Equity share in net earnings (losses) of Satventures	(595)	(130)	70

MIH [Member]
Investment In Associates And Joint Ventures [Line Items]
Summarized Financial Information of Associates

The summarized financial information of MIH as at December 31, 2023 and 2022, and for the years ended
December 31, 2023, 2022 and 2021 is shown below:

	2023	2022
	(in million pesos)
Statements of Financial Position:
Noncurrent assets	4,309	3,514
Current assets	17,942	18,599
Noncurrent liabilities	190	252
Current liabilities	13,446	10,850
Equity	8,615	11,011
Carrying amount of interest in MIH	7,250	7,959
Additional Information:
Cash and cash equivalents	6,682	6,410
Current financial liabilities(1)	13,317	10,740

(1) Excluding statutory payables and accrued taxes.

	2023	2022	2021
		(in million pesos)
Income Statements:
Revenues	8,553	7,683	5,336
Depreciation and amortization	348	182	218
Interest income	112	133	9
Provision for income tax	32	2	2
Net loss	(6,153)	(8,155)	(5,541)
Other comprehensive income	—	—	30
Total comprehensive losses	(6,153)	(8,155)	(5,511)
Equity share in net losses of MIH (1)	(2,273)	(3,026)	(2,237)

(1) 2023 and 2022 amounts include impact of 2022 and 2021 audit adjusting entries, respectively.

Carrying Value of Investments

The carrying value of PCEV’s investment in MIH as at December 31, 2023 and 2022 are as follows.

	2023	2022
	(in million pesos)
MIH Equity(1)	6,895	9,714
PCEV's noncontrolling interests	36.97%	36.63%
Share in net assets of MIH	2,549	3,558
Goodwill arising from acquisition	4,701	4,401
Carrying amount of interest in MIH	7,250	7,959

(1) MIH Equity is net of Php1,720 million and Php1,297 million Stock Option in 2023 and 2022, respectively.

AF Payments, Inc. [Member]
Investment In Associates And Joint Ventures [Line Items]
Summary of investment	The summary of Smart's investments in AFPI as at December 31, 2023 and 2022 is shown below:

	2023	2022
	(in million pesos)
Common shares	625.7	625.7
Preferred shares	434.2	364.2